LOANS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LOANS RECEIVABLE, NET (Details) [Line Items]
Loan receivables, net	¥ 13,425	$ 1,891	¥ 146,177
Loans Receivable [Member]
LOANS RECEIVABLE, NET (Details) [Line Items]
Allowance for doubtful accounts for other loan receivables	575,200
Third-Party Post Loan [Member]
LOANS RECEIVABLE, NET (Details) [Line Items]
Loan receivables, net	¥ 13,000
Interest rate	9.50%	9.50%
Third-Party Post Loan [Member] | Minimum [Member]
LOANS RECEIVABLE, NET (Details) [Line Items]
Interest rate